CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.3	$ 0.3
Ordinary shares, shares authorized (in shares)	10,000,000	10,000,000
Ordinary shares, shares issued (in shares)	8,478,745	7,758,348
Ordinary shares, shares outstanding ((in shares)	8,478,745	7,758,348